Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0000070858
Registrant Name	BANK OF AMERICA CORP /DE/
Registration File Number	333-290665
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES